Long-term Debt and Lease Obligations - Redemption Percentages for Future Periods (Details)	12 Months Ended
Dec. 31, 2015
2015
Debt Instrument, Redemption [Line Items]
Notes redemption percentages	104.063%
2016
Debt Instrument, Redemption [Line Items]
Notes redemption percentages	102.031%
2017 and thereafter
Debt Instrument, Redemption [Line Items]
Notes redemption percentages	100.00%